OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
Future undiscounted minimum lease payments, Year ending December 31, 2021	$ 260,969	$ 322,806
Future undiscounted minimum lease payments, Year ending December 31, 2022	556,793
Future undiscounted minimum lease payments, Year ending December 31, 2023	556,793
Future undiscounted minimum lease payments, Year ending December 31, 2024	584,663
Future undiscounted minimum lease payments, Year ending December 31, 2025	590,201
Future undiscounted minimum lease payments,Thereafter	98,336
Total future undiscounted minimum lease payments	$ 2,647,755